EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options outstanding	3,777,032	3,894,556
Weighted average remaining contractual life (in years)	4 years
Weighted average exercise price	$ 4.74	$ 6.10
Options exercisable	2,098,152
Weighted average exercise price of exercisable options	$ 5.85
Range of Exercise Price 0.00-1.10 [Member]
Options outstanding	50,816
Weighted average remaining contractual life (in years)	4 years 6 months 11 days
Weighted average exercise price	$ 0.01
Options exercisable	49,691
Weighted average exercise price of exercisable options	$ 0.01
Range of Exercise Price 1.50-2.51 [Member]
Options outstanding	751,625
Weighted average remaining contractual life (in years)	4 years 4 months 2 days
Weighted average exercise price	$ 2.03
Options exercisable	420,875
Weighted average exercise price of exercisable options	$ 2.09
Range of Exercise Price 2.57-4.00 [Member]
Options outstanding	1,377,885
Weighted average remaining contractual life (in years)	5 years 9 months 14 days
Weighted average exercise price	$ 3.04
Options exercisable	337,649
Weighted average exercise price of exercisable options	$ 3.06
Range of Exercise Price 4.08-6.49 [Member]
Options outstanding	842,956
Weighted average remaining contractual life (in years)	3 years 1 month 28 days
Weighted average exercise price	$ 5.51
Options exercisable	634,812
Weighted average exercise price of exercisable options	$ 5.57
Range of Exercise Price 6.51-9.24 [Member]
Options outstanding	153,750
Weighted average remaining contractual life (in years)	4 years 6 months 7 days
Weighted average exercise price	$ 7.30
Options exercisable	55,125
Weighted average exercise price of exercisable options	$ 7.13
Range of Exercise Price 9.32-14.76 [Member]
Options outstanding	600,000
Weighted average remaining contractual life (in years)	6 months 22 days
Weighted average exercise price	$ 10.70
Options exercisable	600,000
Weighted average exercise price of exercisable options	$ 10.70